Property and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment, net

3. Property and equipment, net

Property and equipment, net consisted of the following (dollar amounts in thousands):

	Estimated Useful Lives (Years)	September 30, 2016	December 31, 2015
Furniture and fixtures	5	$69	$66
Machinery and equipment	5	121	121
Computer equipment	3	27	27
Leasehold improvements	Lesser of Useful life or remaining lease term	45	45

		262	259
Less: Accumulated depreciation		(152)	(103)

		$110	$156

3. Property and equipment, net

Property and equipment, net consisted of the following (dollar amounts in thousands):

	Estimated Useful Lives (Years)	December 31,
		2014	2015
Furniture and fixtures	5	$95	$66
Machinery and equipment	5	105	121
Computer equipment	3	27	27
Leasehold improvements	Lesser of useful life or remaining lease term	33	45

		260	259
Less: Accumulated depreciation		(55)	(103)

		$205	$156